Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2013
Accrued expenses and other liabilities

19. Accrued expenses and other liabilities

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2012	2013	2013
	(In millions)
Bills payable	Rs.54,657.3	Rs.54,787.7	US$	1,004.9
Remittances in transit	23,858.1	21,047.8		386.1
Accrued expenses	20,077.9	23,544.1		431.8
New account deposits	4,942.1	4,884.1		89.6
Accounts payable	49,480.2	40,907.8		750.3
Derivatives (refer to note 24)	127,932.3	69,099.7		1,267.4
Others	15,620.2	21,751.0		399.0

Total	Rs.296,568.1	Rs.236,022.2	US$	4,329.1